Document and Entity Information	9 Months Ended
Jul. 31, 2011
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jul. 31, 2011
Entity Registrant Name	MICRO IMAGING TECHNOLOGY, INC.
Entity Central Index Key	0000808015
Entity Filer Category	Smaller Reporting Company